Average Annual Total Returns{- Fidelity Asset Manager 20%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 20%	Fidelity Advisor Asset Manager 20%: Class A Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 20%: Class A Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 20%: Class A Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 20%: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Asset Manager 20%: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Asset Manager 20%: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Asset Manager 20%: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Asset Manager 20%: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Asset Manager 20%: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Asset Manager 20%: Class M Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 20%: Class M Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 20%: Class M Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 20%: Class C Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 20%: Class C Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 20%: Class C Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 20%: Class I Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 20%: Class I Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 20%: Class I Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 20%: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 20%: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 20%: Class Z Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0056 Past 1 year	F0056 Past 5 years	F0056 Past 10 years
Total	3.98%	2.44%	3.81%	3.03%	1.41%	2.82%	2.54%	1.53%	2.67%	6.21%	2.66%	3.78%	8.53%	2.87%	3.64%	10.63%	3.94%	4.71%	10.76%		6.19%	[1]	8.72%	3.05%	3.75%	10.51%	3.90%	4.39%

[1]	(a)Since inception October 2, 2018.